Quarterly Holdings Report
for
Fidelity Advisor® Financials Fund
April 30, 2025
AFFS-NPRT3-0625
1.800326.121
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 1.1%
Financials - 1.1%
Insurance - 1.1%
AUB Group Ltd	336,191	6,864,837
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Patria Investments Ltd Class A (a)	281,300	2,948,024
MEXICO - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Bolsa Mexicana de Valores SAB de CV	1,763,541	3,700,554
PUERTO RICO - 1.5%
Financials - 1.5%
Banks - 1.5%
Popular Inc	98,371	9,386,561
UNITED KINGDOM - 2.4%
Financials - 2.4%
Insurance - 2.4%
Hiscox Ltd	595,400	8,720,450
Lancashire Holdings Ltd	886,166	6,648,993

TOTAL UNITED KINGDOM		15,369,443
UNITED STATES - 93.3%
Financials - 92.1%
Banks - 29.9%
Associated Banc-Corp	235,547	5,196,167
Bank of America Corp	798,756	31,854,389
BOK Financial Corp	49,200	4,583,964
Cadence Bank	72,124	2,110,348
Citigroup Inc	308,905	21,122,924
East West Bancorp Inc	77,300	6,613,015
Eastern Bankshares Inc	348,500	5,199,620
First Hawaiian Inc	149,100	3,408,426
First Interstate BancSystem Inc Class A	193,952	5,080,573
KeyCorp	300,900	4,465,356
M&T Bank Corp	59,688	10,132,635
Old National Bancorp/IN (a)	329,733	6,789,202
TriCo Bancshares	75,100	2,897,358
Truist Financial Corp	244,600	9,377,964
UMB Financial Corp	74,145	7,011,893
United Community Banks Inc/GA	117,500	3,244,175
US Bancorp	270,400	10,907,936
Wells Fargo & Co	549,428	39,014,883
WesBanco Inc	128,800	3,835,664
Wintrust Financial Corp	19,466	2,164,035
Zions Bancorp NA	62,200	2,797,134
		187,807,661
Capital Markets - 22.9%
AllianceBernstein Holding LP (a)	138,700	5,464,780
Blue Owl Capital Inc Class A	174,400	3,231,632
Bridge Investment Group Holdings Inc Class A	423,700	4,063,283
Carlyle Group Inc/The	165,300	6,387,192
Charles Schwab Corp/The	276,000	22,466,400
Lazard Inc (a)	136,252	5,300,203
LPL Financial Holdings Inc	36,100	11,544,419
MarketAxess Holdings Inc	43,500	9,639,165
Moody's Corp	20,400	9,243,648
Morgan Stanley	121,000	13,965,820
Nasdaq Inc	160,300	12,216,463
Northern Trust Corp	96,500	9,069,070
Perella Weinberg Partners Class A	130,900	2,247,553
Raymond James Financial Inc	23,450	3,213,588
State Street Corp	159,900	14,087,190
Stifel Financial Corp	31,300	2,682,097
Virtu Financial Inc Class A	231,060	9,045,999
		143,868,502
Consumer Finance - 7.3%
Discover Financial Services	71,900	13,133,973
FirstCash Holdings Inc	98,271	13,164,383
OneMain Holdings Inc	181,300	8,533,791
SLM Corp	373,700	10,803,667
		45,635,814
Financial Services - 17.6%
Apollo Global Management Inc	88,700	12,105,776
Corebridge Financial Inc	139,801	4,142,304
Corpay Inc (b)	13,000	4,229,810
Fiserv Inc (b)	68,600	12,661,502
Mastercard Inc Class A	119,900	65,712,394
Visa Inc Class A	7,500	2,591,250
Voya Financial Inc	150,500	8,909,600
		110,352,636
Insurance - 14.4%
American Financial Group Inc/OH	74,300	9,410,838
Arthur J Gallagher & Co	34,500	11,063,805
Baldwin Insurance Group Inc/The Class A (b)	177,104	7,371,068
Chubb Ltd	73,600	21,055,488
Fidelity National Financial Inc/US	74,800	4,790,940
Marsh & McLennan Cos Inc	63,700	14,362,439
Reinsurance Group of America Inc	120,300	22,533,393
		90,587,971
TOTAL FINANCIALS		578,252,584

Industrials - 1.2%
Professional Services - 1.2%
TransUnion	95,100	7,889,496
TOTAL UNITED STATES		586,142,080
TOTAL COMMON STOCKS (Cost $482,454,091)		624,411,499

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	3,724,807	3,725,552
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	20,668,858	20,670,925
TOTAL MONEY MARKET FUNDS (Cost $24,396,477)			24,396,477

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $506,850,568)	648,807,976
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(20,627,402)
NET ASSETS - 100.0%	628,180,574

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,868,007	118,351,817	116,494,272	88,544	-	-	3,725,552	3,724,807	0.0%
Fidelity Securities Lending Cash Central Fund	4,708,125	106,236,750	90,273,950	70,074	-	-	20,670,925	20,668,858	0.1%
Total	6,576,132	224,588,567	206,768,222	158,618	-	-	24,396,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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